UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7383
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: March 31, 2010

Item 1. Schedule of Investments.

Congress Large Cap Growth Fund
Schedule of Investments at March 31, 2010 (Unaudited)

Shares		Value
	COMMON STOCKS - 96.9%

	Amusement & Entertainment - 2.6%
5,500	Walt Disney Co.	$192,005

	Beverage & Tobacco Products - 2.4%
5,050	Dr Pepper Snapple Group, Inc.	177,609

	Building Material, Garden & Supplies Dealers - 2.5%
7,800	Lowe's Companies, Inc.	189,072

	Chemical Manufacturing - 12.0%
2,000	Colgate-Palmolive Co.	170,520
3,800	Gilead Sciences, Inc. *	172,824
2,775	Johnson & Johnson	180,930
2,575	Monsanto Co.	183,906
2,200	Praxair, Inc.	182,600
		890,780
	Computer & Electronic Products - 12.8%
825	Apple, Inc. *	193,817
9,750	EMC Corp. *	175,890
3,300	Hewlett-Packard Co.	175,395
1,500	International Business Machines Corp.	192,375
5,200	QUALCOMM, Inc.	218,348
		955,825
	Conglomerates - 5.1%
2,200	3M Co.	183,854
2,600	United Technologies Corp.	191,386
		375,240
	Credit Intermediation - 5.1%
3,450	Northern Trust Corp.	190,647
2,100	Visa, Inc.	191,163
		381,810
	Data Processing & Hosting Services - 2.3%
5,685	Juniper Networks, Inc. *	174,416

	Electrical Equipment & Component Manufacturing - 2.6%
3,850	Emerson Electric Co.	193,809

	Financial Investments & Commodity Contracts- 5.2%
1,700	IntercontinentalExchange, Inc. *	190,706
3,550	T. Rowe Price Group, Inc.	195,002
		385,708
	Food Manufacturing - 5.0%
3,200	The J.M. Smucker Co.	192,832
5,825	Kraft Foods, Inc. - Class A	176,148
		368,980
	Food Services - 2.3%
2,600	McDonald's Corp.	173,472

	General Merchandise Stores - 2.2%
2,800	Costco Wholesale Corp.	167,188

	Healthcare Products & Services - 4.7%
2,300	Becton, Dickinson & Co.	181,079
3,000	Quest Diagnostics, Inc.	174,870
		355,949
	Information Services - 2.5%
325	Google, Inc. *	184,278

	Machinery - 5.0%
14,000	Applied Materials, Inc.	188,720
3,425	ITT Corp.	183,614
		372,334
	Mining - 2.7%
2,375	Freeport-McMoRan Copper & Gold, Inc.	198,407

	Oil & Gas Services - 7.7%
1,750	Apache Corp.	177,625
3,000	Schlumberger Ltd.	190,380
2,375	Transocean Ltd. *	205,153
		573,158
	Professional, Scientific & Technical Services - 2.4%
4,180	Accenture Ltd.	175,351

	Rail Transportation - 2.6%
3,200	Canadian National Railway Co.	193,888

	Scientific Research & Development - 2.5%
3,050	Celgene Corp. *	188,978

	Software - 2.3%
5,775	Microsoft Corp.	169,034

	Telecommunications - 2.4%
7,800	Vodafone Group PLC - ADR	181,662

	TOTAL COMMON STOCKS
	(Cost $6,557,665)	7,218,953

	SHORT-TERM INVESTMENT - 2.6%
	Money Market Fund - 2.6%
193,984	AIM Short-Term Prime Portfolio - Institutional Class, 0.107% (a)	193,984

	TOTAL SHORT-TERM INVESTMENT
	(Cost $193,984)	193,984
	TOTAL INVESTMENTS IN SECURITIES - 99.5%
	(Cost $6,751,649)	7,412,937
	Other Assets in Excess of Liabilities - 0.5%	33,691
	TOTAL NET ASSETS - 100.00%	$7,446,628

*	Non-income producing security.
ADR	American Depository Receipt
(a)	7-day yield

The cost basis of investments for federal income tax purposes at March 31, 2010 was as follows+:

Cost of investments		$6,751,649
Gross unrealized appreciation		693,451
Gross unrealized depreciation		(32,163)
Net unrealized appreciation		$661,288

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at March 31, 2010 (Unaudited)

The Congress Large Cap Growth Fund (the "Fund") has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.
• Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

• Level 3— Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund's own assumptions that market participants would use to price the asset or liability based on the best available information.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2010:

Description	Level 1	Level 2	Level 3	Total
Common Stocks^	$7,218,953	$-	$-	$7,218,953
Short-Term Investment	193,984	-	-	193,984
Total Investments in Securities	$7,412,937	$-	$-	$7,412,937

^ See Schedule of Investments for industry breakout.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)*       /s/ Robert M. Slotky
Robert M. Slotky, President

Date   May 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ Robert M. Slotky
Robert M. Slotky, President

Date   May 21, 2010

By (Signature and Title)*       /s/ Patrick J. Rudnick
Patrick J. Rudnick, Treasurer

Date   May 21, 2010

* Print the name and title of each signing officer under his or her signature.